Debt (Summary of Changes in Liabilities Arising From Financing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 12,566	$ 11,928
Cash flows	(194)	(1)
Additions and other adjustments to ROU assets	470	492
Foreign currency translation and other non-cash changes	(35)	147
Ending Balance	12,807	12,566
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,815	2,142
Cash flows	(287)	(458)
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	6	131
Ending Balance	1,534	1,815
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	9,425	8,582
Cash flows	495	832
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	(2)	11
Ending Balance	9,918	9,425
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,326	1,204
Cash flows	(402)	(375)
Additions and other adjustments to ROU assets	470	492
Foreign currency translation and other non-cash changes	(39)	5
Ending Balance	$ 1,355	$ 1,326